Subsidiaries (Detail Textuals) - shares		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Amira G Foods Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	[1]	80.40%	[2]
Amira G Foods Limited | APFPL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Amira Basmati Rice Gmb H EUR
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	[1]	80.40%	[2]
Amira Basmati Rice Gmb H EUR | APFPL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Basmati Rice North America LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	[1]	80.40%	[2]
Basmati Rice North America LLC | APFPL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Amira Pure Foods Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	80.40%		80.40%
Share Issuable Under Share Exchange Agreement For Non-Controlling Interest		7,005,434
Amira Pure Foods Private Limited | APFPL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Amira I Grand Foods Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		80.40%		80.40%
Amira I Grand Foods Inc. | APFPL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Amira C Foods International DMCC ("Amira Dubai")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	80.40%		80.40%
Amira C Foods International DMCC ("Amira Dubai") | APFPL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Amira Foods Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	80.40%		80.40%
Amira Foods Pte. Ltd. | APFPL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Amira Ten Nigeria Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	80.40%		80.40%
Amira Ten Nigeria Limited | APFPL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Amira Foods (Malaysia) SDN. BHD.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	80.40%		80.40%
Amira Foods (Malaysia) SDN. BHD. | APFPL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Amira Nature Foods Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Amira Nature Foods Ltd | Amira International Finance B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%

[1]	From August 1, 2017
[2]	These entities are 100% owned by an intermediary subsidiary APFPL wherein the Group holds 80.4% of shareholding as at March 31, 2016 and 2015